Related party transactions (Tables)	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Transactions between us and related parties during the three months ended March 31, 2017 and 2016 were as follows ($ in thousands):

	Three Months Ended March 31,
	2017	2016
Dividends on the Preferred Shares(1)	$(7,922)	$(10,684)
Deferred consideration accretion(2)	(36)	(47)
Interest expense on related party debt(2)	(372)	(494)
Franchise fees(3)	(4,365)	(3,849)
Lease payments(3)	(309)	(314)

Total transactions with related parties	$(13,004)	$(15,388)

(1)	Included in accretion and dividends of Preferred Shares in the Condensed Consolidated Statements of Operations and Comprehensive Income.
(2)	Included in interest expense in the Condensed Consolidated Statements of Operations and Comprehensive Income.
(3)	Included in direct expense in the Condensed Consolidated Statements of Operations and Comprehensive Income.

The following summarizes transactions and arrangements that we have entered into with related parties. The details of the balances between us and related parties as of March 31, 2017 and December 31, 2016 are as follows ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Accounts receivable	$1,945	$2,532
Accounts payable	$5,284	$8,184
Deferred consideration(1)	$—	$1,836
Term Loan(2)	$—	$47,592
Preferred Shares Non-cash PIK Dividends(3)	$—	$106,459

(1)	Playa H&R Holdings B.V., our wholly owned subsidiary, agreed to make payments of $1.1 million per quarter to the selling shareholder of Real Resorts (the “Real Shareholder”) through the quarter ending September 30, 2017.
(2)	The Real Shareholder is one of the lenders under our Term Loan. The Real Shareholder’s portion of the original Term Loan was $50.0 million. The balance is net of the discount on the Term Loan and associated deferred financing costs.
(3)	No Non-cash PIK Dividends had been issued or declared with respect to the Preferred Shares. The total accumulated amounts of Non-cash PIK Dividends payable to the Real Shareholder were $0.0 million and $19.4 million as of March 31, 2017 and December 31, 2016, respectively. The total accumulated amounts of Non-cash PIK Dividends payable to HI Holdings Playa B.V., an affiliate of Hyatt Hotels Corporation (“HI Holdings Playa”), were $0.0 million and $87.1 million as of March 31, 2017 and December 31, 2016, respectively.